UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $224,149 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     7823   234300 SH       SOLE                   234300        0        0
BIOGEN IDEC INC                COM              09062X103      716     4800 SH       SOLE                     4800        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      226     6700 SH  CALL SOLE                     6700        0        0
CAPITAL ONE FINL CORP          COM              14040H105     6414   112500 SH       SOLE                   112500        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     3175    10000 SH       SOLE                    10000        0        0
CHURCH & DWIGHT INC            COM              171340102      621    11500 SH       SOLE                    11500        0        0
COCA COLA CO                   COM              191216100     5841   154000 SH       SOLE                   154000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     4880   140200 SH       SOLE                   140200        0        0
D R HORTON INC                 COM              23331A109      536    26000 SH       SOLE                    26000        0        0
DISH NETWORK CORP              CL A             25470M109     4438   145000 SH       SOLE                   145000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     4757    91000 SH       SOLE                    91000        0        0
DUNKIN BRANDS GROUP INC        COM              265504100     2339    80100 SH       SOLE                    80100        0        0
EBAY INC                       COM              278642103     4910   101500 SH       SOLE                   101500        0        0
EXXON MOBIL CORP               COM              30231G102     5030    55000 SH       SOLE                    55000        0        0
FISERV INC                     COM              337738108     6263    84600 SH       SOLE                    84600        0        0
GENERAL ELECTRIC CO            COM              369604103     8017   353000 SH       SOLE                   353000        0        0
GENERAL MTRS CO                COM              37045V100     3817   167800 SH       SOLE                   167800        0        0
GOOGLE INC                     CL A             38259P508     6620     8774 SH       SOLE                     8774        0        0
HOME DEPOT INC                 COM              437076102      785    13000 SH       SOLE                    13000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5767    27800 SH       SOLE                    27800        0        0
JOHNSON & JOHNSON              COM              478160104      310     4500 SH  CALL SOLE                     4500        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106      729     7000 SH       SOLE                     7000        0        0
LILLY ELI & CO                 COM              532457108      436     9200 SH  CALL SOLE                     9200        0        0
LINKEDIN CORP                  COM CL A         53578A108     4816    40000 SH       SOLE                    40000        0        0
LOCKHEED MARTIN CORP           COM              539830109     6303    67500 SH       SOLE                    67500        0        0
LOWES COS INC                  COM              548661107     6925   229000 SH       SOLE                   229000        0        0
LOWES COS INC                  COM              548661107      194     6400 SH  CALL SOLE                     6400        0        0
MASCO CORP                     COM              574599106     6201   412000 SH       SOLE                   412000        0        0
MASTERCARD INC                 CL A             57636Q104     7933    17570 SH       SOLE                    17570        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     4140    56500 SH       SOLE                    56500        0        0
MICROSOFT CORP                 COM              594918104     6994   235000 SH       SOLE                   235000        0        0
MONSTER BEVERAGE CORP          COM              611740101      690    12770 SH       SOLE                    12770        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4726    59000 SH       SOLE                    59000        0        0
NIKE INC                       CL B             654106103     3417    36000 SH       SOLE                    36000        0        0
NOVO-NORDISK A S               ADR              670100205     6470    41000 SH       SOLE                    41000        0        0
PANERA BREAD CO                CL A             69840W108      579     3390 SH       SOLE                     3390        0        0
PEPSICO INC                    COM              713448108     6546    92500 SH       SOLE                    92500        0        0
PEPSICO INC                    COM              713448108     2258    31900 SH  CALL SOLE                    31900        0        0
PFIZER INC                     COM              717081103     6188   249000 SH       SOLE                   249000        0        0
PHILIP MORRIS INTL INC         COM              718172109     8095    90000 SH       SOLE                    90000        0        0
PPG INDS INC                   COM              693506107     4823    42000 SH       SOLE                    42000        0        0
PRICELINE COM INC              COM NEW          741503403     5250     8481 SH       SOLE                     8481        0        0
PROCTER & GAMBLE CO            COM              742718109     4578    66000 SH       SOLE                    66000        0        0
PROCTER & GAMBLE CO            COM              742718109      479     6900 SH  CALL SOLE                     6900        0        0
QUALCOMM INC                   COM              747525103     5060    81000 SH       SOLE                    81000        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100      698    97000 SH       SOLE                    97000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101      784    12800 SH       SOLE                    12800        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4025   130000 SH       SOLE                   130000        0        0
STARBUCKS CORP                 COM              855244109     4868    96000 SH       SOLE                    96000        0        0
STARBUCKS CORP                 COM              855244109      101     2000 SH  CALL SOLE                     2000        0        0
UNDER ARMOUR INC               CL A             904311107      614    11000 SH       SOLE                    11000        0        0
UNION PAC CORP                 COM              907818108     6054    51000 SH       SOLE                    51000        0        0
VISA INC                       COM CL A         92826C839     7963    59300 SH       SOLE                    59300        0        0
WELLS FARGO & CO NEW           COM              949746101    10587   306600 SH       SOLE                   306600        0        0
WELLS FARGO & CO NEW           COM              949746101      756    21900 SH  CALL SOLE                    21900        0        0
WHOLE FOODS MKT INC            COM              966837106      584     6000 SH       SOLE                     6000        0        0